8. Subordinated Debt: Maturity and redemption information relating to Subordinated Debt (Tables)	12 Months Ended
Dec. 31, 2015
Tables/Schedules
Maturity and redemption information relating to Subordinated Debt

	Amount Maturing or Redeemable at Option of Holder
	Based on Maturity	Based on Interest
	Date	Adjustment Period
2016	$ 6,491,917	$ 21,964,100
2017	7,703,476	8,939,116
2018	8,977,753	2,093,520
2019	12,830,863	3,007,273
	$ 36,004,009	$ 36,004,009